PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 61,737	$ 55,872
Less: Accumulated depreciation	40,439	36,938
Depreciated cost	21,298	18,934
Depreciation expenses	3,501	2,753	$ 2,069
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	11,966	11,112
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	46,129	41,378
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	362	334
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,926	1,789
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,354	$ 1,259